Puttable Preferred Shares and Share Capital - Additional Information (Detail) - USD ($)			1 Months Ended					2 Months Ended	12 Months Ended
	Mar. 13, 2018	Sep. 30, 2017	Sep. 30, 2018	Mar. 31, 2018	Nov. 30, 2017	Jun. 30, 2017	Nov. 30, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 16, 2018	Apr. 30, 2018
Class Of Stock [Line Items]
Dividend reinvestment program discount rate percentage									3.00%
Proceeds from issuance of common shares, gross									$ 0	$ 118,966,000	$ 95,978,000
Preferred shares, issued								32,872,706	33,272,706	32,872,706
Proceeds from issuance of preferred shares, gross									$ 144,375,000	$ 2,690,000	$ 541,694,000
Puttable preferred shares, par value								$ 0.01	$ 0.01	$ 0.01
Class A Common Shares [Member]
Class Of Stock [Line Items]
Common shares, authorized				200,000,000				200,000,000	400,000,000	200,000,000			400,000,000
Common shares, outstanding								131,664,101	176,835,837	131,664,101
Maximum sales proceeds from at the market offering				$ 75,000,000	$ 100,000,000
Shares issued	2,514,996
Warrants cancelable upon non exercise of Second Fairfax warrants									12,500,000
Class A Common Shares [Member] | GCI [Member]
Class Of Stock [Line Items]
Shares issued				2,514,996
Shares issued, value as a part of consideration paid for aquisition				$ 13,908,000
Common Class B [Member]
Class Of Stock [Line Items]
Common shares, authorized									25,000,000
Common shares, outstanding								0	0	0
Common Class C
Class Of Stock [Line Items]
Common shares, authorized									100
Common shares, outstanding								0	0	0
Series I Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred shares, issued			6,000,000						6,000,000
Proceeds from issuance of preferred shares, gross			$ 150,000,000
Dividend rate percentage			8.00%						8.00%
Series I Preferred Stock [Member] | LIBOR [Member]
Class Of Stock [Line Items]
Dividend payment terms			three-month
Preferred stock margins for dividend payments			5.008%
Series D, Series E, Series G and Series H Preferred Share [Member]
Class Of Stock [Line Items]
Maximum sales proceeds from at the market offering							$ 150,000,000
Value of shares authorized for repurchase						$ 10,000,000		$ 0	$ 0	$ 0
Expiration of share repurchase authorization						2017-12
Series D, Series E, Series G and Series H Preferred Share [Member] | Follow-on Public Offering [Member]
Class Of Stock [Line Items]
Preferred shares, issued								121,077	0	121,077
Proceeds from issuance of preferred shares, gross										$ 2,957,000
Series D Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, issued									7,017,313
Dividend rate percentage									7.95%
Series D Preferred Shares [Member] | GCI [Member]
Class Of Stock [Line Items]
Preferred shares, issued	1,986,449
Preferred stock option redeemable period start	18 months
Preferred stock option redeemable period end	19 months
Puttable preferred shares, par value	$ 23.74
Preferred stock redemption value per share	$ 24.84
Preferred stock accreted value									$ 48,139,000	$ 0
Common Shares [Member]
Class Of Stock [Line Items]
Shares issued, shares									0
Common Shares [Member] | Class A Common Shares [Member]
Class Of Stock [Line Items]
Shares issued, shares									2,514,996	19,550,000	6,770,408
At-the-Market [Member] | Class A Common Shares [Member]
Class Of Stock [Line Items]
Shares issued, shares		11,800,000						6,750,000
Proceeds from issuance of common shares, gross		$ 74,953,000						$ 40,395,000
Fairfax Warrants [Member] | Class A Common Shares [Member]
Class Of Stock [Line Items]
Number of shares purchased									1
Warrants exercise price									$ 6.50
Warrant exercisable period									7 years
Warrants to purchase common shares												38,461,539
Second Fairfax Warrants [Member] | Class A Common Shares [Member]
Class Of Stock [Line Items]
Warrants exercise price									$ 8.05
Warrant exercisable period									7 years
Warrants to purchase common shares									25,000,000